Related Party Transactions - Information About Pension Contributions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [line items]
Total pension contributions	€ 2,048	€ 1,894	€ 2,006
Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total pension contributions	1,681	1,670	1,631
Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total pension contributions	€ 367	€ 224
Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total pension contributions			€ 375